Income Taxes - Changes in Holdings' Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2013 Valuation Allowance of Deferred Tax Assets [Member] Successor [Member]	Dec. 31, 2012 Valuation Allowance of Deferred Tax Assets [Member] Successor [Member]	Dec. 31, 2011 Valuation Allowance of Deferred Tax Assets [Member] Successor [Member]	Jan. 25, 2011 Valuation Allowance of Deferred Tax Assets [Member] Predecessor [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of period	$ 6.4	$ 2.0		$ 16.1	$ 6.7	$ 5.0		$ 4.9
Additions due to UCI Acquisition							5.3
Provisions	4.0	4.4	2.3	0.2	0.3	1.7	0.2	0.4
Deductions					(1.1)		(0.5)
End of period	$ 9.3	$ 6.4	$ 2.0	$ 16.8	$ 5.9	$ 6.7	$ 5.0	$ 5.3